Investments (Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Net assets related to pending sales of securities	$ 42
Net assets related to pending purchases of securities		$ 35
Fair value of securities in an unrealized loss position	1,600	883
Virginia Electric and Power Company
Debt and Equity Securities, FV-NI [Line Items]
Net assets related to pending sales of securities	24	5
Fair value of securities in an unrealized loss position	$ 946	$ 425